Retirement plans liabilities (Details 8) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of defined benefit plans [line items]
Cash flows	R$ (7,870,200)
Liability for Remaining Coverage ("LRC")
Disclosure of defined benefit plans [line items]
Insurance contracts that are liabilities at beginning of period	114,992	R$ 36,790
Cash flows	193,063	122,349
Increase (decrease) through insurance acquisition cash flows, insurance contracts liability (asset)	(24,050)	(13,418)
Increase (decrease) through incurred claims paid and other insurance service expenses paid for insurance contracts issued excluding insurance acquisition cash flows, insurance contracts liability (asset)	0	0
Increase (decrease) through premiums received for insurance contracts issued, insurance contracts liability (asset)	217,113	135,767
Statement of comprehensive income	12,954	0
Increase (decrease) through investment components excluded from insurance revenue and insurance service expenses, insurance contracts liability (asset)	(14,024)	(44,147)
Insurance contracts that are liabilities at end of period	306,985	114,992
Liability for Incurred Claims ("LIC")
Disclosure of defined benefit plans [line items]
Insurance contracts that are liabilities at beginning of period	4,590	315
Cash flows	(14,909)	(4,461)
Increase (decrease) through insurance acquisition cash flows, insurance contracts liability (asset)	0	0
Increase (decrease) through incurred claims paid and other insurance service expenses paid for insurance contracts issued excluding insurance acquisition cash flows, insurance contracts liability (asset)	(14,909)	(4,461)
Increase (decrease) through premiums received for insurance contracts issued, insurance contracts liability (asset)	0	0
Statement of comprehensive income	0	0
Increase (decrease) through investment components excluded from insurance revenue and insurance service expenses, insurance contracts liability (asset)	20,097	8,736
Insurance contracts that are liabilities at end of period	R$ 9,778	R$ 4,590